S000084745 [Member] Expense Example - AB Mid Cap Value Portfolio - Class Z	Nov. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 68
Expense Example, with Redemption, 3 Years	3,041
Expense Example, with Redemption, 5 Years	5,398
Expense Example, with Redemption, 10 Years	$ 9,373